Events After the Reporting Period - Additional Information (Detail) - Events After Reporting Period [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Statement [Line Items]
Consideration paid (received)	$ 25,641
Gains on disposals of investments	$ 16,339